Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.50%
Australia–4.50%
Ansell Ltd.	47,357	$946,671
ANZ Group Holdings Ltd.	73,846	1,307,796
Worley Ltd.	75,936	835,746
		3,090,213
Austria–2.16%
BAWAG Group AG(a)(b)	23,971	1,482,120
Canada–1.87%
CAE, Inc.(b)	56,911	1,285,315
China–1.10%
Alibaba Group Holding Ltd., ADR(b)	6,880	758,176
Denmark–1.57%
Vestas Wind Systems A/S	36,834	1,076,099
Finland–2.26%
Metso Outotec OYJ	104,889	1,201,957
QT Group OYJ(b)	6,005	351,962
		1,553,919
France–11.72%
Airbus SE	15,609	1,955,836
Coface S.A.(b)	86,034	1,202,452
Technip Energies N.V.	35,799	692,951
Thales S.A.	8,718	1,151,815
TotalEnergies SE	37,405	2,323,872
Veolia Environnement S.A.	24,088	714,811
		8,041,737
Germany–8.97%
Deutsche Telekom AG	61,795	1,374,803
Hensoldt AG	35,343	1,022,637
Infineon Technologies AG	29,279	1,047,312
Mercedes-Benz Group AG	13,902	1,030,710
SAP SE	8,658	1,019,022
TeamViewer AG(a)(b)	47,005	658,212
		6,152,696
Hong Kong–2.92%
AIA Group Ltd.	177,600	2,005,550
India–1.34%
Housing Development Finance Corp. Ltd.	28,735	922,553
Italy–4.55%
Ariston Holding N.V.	138,794	1,438,651
GVS S.p.A.(a)(b)	159,600	843,530
Saipem S.p.A.(b)	549,248	841,846
		3,124,027
Japan–17.60%
Disco Corp.	1,200	360,320
FANUC Corp.	7,500	1,327,490
Hitachi Ltd.	18,900	992,412
Shares		Value
Japan–(continued)
Hoya Corp.	11,000	$1,211,275
KDDI Corp.	56,500	1,765,305
Nintendo Co. Ltd.	40,200	1,738,566
Recruit Holdings Co. Ltd.	22,100	709,397
Shin-Etsu Chemical Co. Ltd.	6,400	953,251
Shinko Electric Industries Co. Ltd.	17,300	486,078
Sony Group Corp.	13,200	1,178,365
Toyota Motor Corp.	93,500	1,356,557
		12,079,016
Netherlands–6.14%
EXOR N.V.(b)	16,904	1,343,274
Heineken Holding N.V.	18,284	1,506,352
TKH Group N.V., CVA	30,029	1,362,166
		4,211,792
Singapore–2.56%
DBS Group Holdings Ltd.	64,160	1,756,400
Spain–3.51%
Industria de Diseno Textil S.A.	38,507	1,202,495
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(c)	1,154,414	1,204,383
		2,406,878
Sweden–0.74%
SkiStar AB	46,693	506,113
Switzerland–4.37%
Novartis AG, ADR	16,407	1,486,802
Swissquote Group Holding S.A.	5,134	925,987
Tecan Group AG, Class R(b)	1,387	582,835
		2,995,624
Taiwan–2.84%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,987	1,946,125
United Kingdom–13.32%
AstraZeneca PLC	14,079	1,842,072
Auto Trader Group PLC(a)	99,367	771,202
BP PLC	264,668	1,601,307
Centrica PLC	622,739	776,777
Drax Group PLC	93,362	744,096
Just Eat Takeaway.com N.V.(a)(b)	44,842	1,154,874
Rotork PLC	148,684	586,946
Tate & Lyle PLC	178,681	1,664,203
		9,141,477
United States–5.46%
Roche Holding AG	9,356	2,924,062
Signify N.V.	22,785	822,619
		3,746,681
Total Common Stocks & Other Equity Interests (Cost $60,440,552)		68,282,511

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
Money Market Funds–2.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	1,077,801	$1,077,801
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	718,534	718,534
Total Money Market Funds (Cost $1,796,335)		1,796,335
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-102.12% (Cost $62,236,887)		70,078,846
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.82%
Invesco Private Government Fund, 4.36%(d)(e)(f)	157,464	157,464
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	405,137	$405,259
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $562,723)		562,723
TOTAL INVESTMENTS IN SECURITIES—102.94% (Cost $62,799,610)		70,641,569
OTHER ASSETS LESS LIABILITIES–(2.94)%		(2,015,520)
NET ASSETS–100.00%		$68,626,049
Investment Abbreviations:
ADR	– American Depositary Receipt
CVA	– Dutch Certificates
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $4,909,938, which represented 7.15% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,585,774	$(3,507,973)	$-	$-	$1,077,801	$4,630
Invesco Treasury Portfolio, Institutional Class	-	3,057,183	(2,338,649)	-	-	718,534	3,094
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	498,646	2,219,067	(2,560,249)	-	-	157,464	2,633*
Invesco Private Prime Fund	1,281,895	5,689,278	(6,566,372)	(45)	503	405,259	7,155*
Total	$1,780,541	$15,551,302	$(14,973,243)	$(45)	$503	$2,359,058	$17,512

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,307,796	$1,782,417	$—	$3,090,213
Austria	—	1,482,120	—	1,482,120
Canada	1,285,315	—	—	1,285,315
China	758,176	—	—	758,176
Denmark	—	1,076,099	—	1,076,099
Finland	—	1,553,919	—	1,553,919
France	—	8,041,737	—	8,041,737
Germany	—	6,152,696	—	6,152,696
Hong Kong	—	2,005,550	—	2,005,550
India	—	922,553	—	922,553
Italy	—	3,124,027	—	3,124,027
Japan	—	12,079,016	—	12,079,016
Netherlands	—	4,211,792	—	4,211,792
Singapore	—	1,756,400	—	1,756,400
Spain	—	2,406,878	—	2,406,878
Sweden	—	506,113	—	506,113
Switzerland	1,486,802	1,508,822	—	2,995,624
Taiwan	1,946,125	—	—	1,946,125
United Kingdom	—	9,141,477	—	9,141,477
United States	—	3,746,681	—	3,746,681
Money Market Funds	1,796,335	562,723	—	2,359,058
Total Investments	$8,580,549	$62,061,020	$—	$70,641,569
Invesco International Core Equity Fund